Schedule of Investments (unaudited)	iShares® TIPS Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.6%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/21	$990	$997,366
0.13%, 01/15/22	573,014	584,623,502
0.13%, 04/15/22	1,113,129	1,141,362,620
0.13%, 07/15/22	297,459	308,156,551
0.13%, 01/15/23	1,191,845	1,243,595,324
0.13%, 07/15/24	318,096	343,350,720
0.13%, 10/15/24	502,474	543,248,110
0.13%, 04/15/25	1,402,924	1,523,661,535
0.13%, 10/15/25	184,018	201,804,798
0.13%, 07/15/26	521,069	578,213,112
0.13%, 01/15/30	1,514,195	1,696,399,812
0.13%, 07/15/30	1,074,986	1,209,658,640
0.13%, 01/15/31	6,516	7,315,140
0.25%, 01/15/25	48,841	53,167,257
0.25%, 07/15/29	73,959	84,133,497
0.25%, 02/15/50	71,119	82,852,361
0.38%, 07/15/23	405,361	431,743,134
0.38%, 07/15/25	160,555	177,889,907
0.38%, 01/15/27	880,609	991,248,799
0.38%, 07/15/27	725,065	823,260,846
0.50%, 04/15/24	1,966,583	2,124,160,438
0.50%, 01/15/28	349,507	399,547,697
0.63%, 07/15/21	426,828	434,147,706
0.63%, 04/15/23	1,099,562	1,164,645,344
0.63%, 01/15/24	257,474	278,327,008
0.63%, 01/15/26	1,530,253	1,722,510,949
0.63%, 02/15/43	119,769	148,128,193
0.75%, 07/15/28	619,323	726,500,388
0.75%, 02/15/42	793,094	1,002,187,717
0.75%, 02/15/45	910,715	1,164,868,657
0.88%, 01/15/29	663,954	785,180,779
0.88%, 02/15/47	162,877	216,194,718
1.00%, 02/15/46	337,895	455,663,721
1.00%, 02/15/48	196,717	270,071,675
1.00%, 02/15/49	119,893	165,820,617
1.38%, 02/15/44	632,682	903,027,438
1.75%, 01/15/28	566,043	699,824,586

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 01/15/26	$214,246	$256,741,886
2.13%, 02/15/40	165,788	255,070,596
2.13%, 02/15/41	129,700	202,162,881
2.50%, 01/15/29	306,672	404,761,802
3.63%, 04/15/28	245,938	340,504,473
3.88%, 04/15/29	447,817	648,407,221
U.S. Treasury Note/Bond
0.13%, 12/15/23	78	77,896
0.38%, 12/31/25(a)	60	59,859
0.38%, 01/31/26	61,033	60,860,362
0.50%, 10/31/27	18	17,727
0.63%, 12/31/27(a)	115	113,994
0.75%, 01/31/28	75,000	74,906,424
0.88%, 11/15/30(a)	36	34,927
1.38%, 11/15/40	744	709,009
1.63%, 11/15/50	540	513,253
		26,932,432,972
Total U.S. Government Obligations — 97.6%
(Cost: $25,201,628,193)		26,932,432,972

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	1,187,858	1,187,857,596

Total Short-Term Investments — 4.3%
(Cost: $1,187,857,596)		1,187,857,596

Total Investments in Securities — 101.9%
(Cost: $26,389,485,789)		28,120,290,568

Other Assets, Less Liabilities — (1.9)%		(516,989,543)

Net Assets — 100.0%.		$27,603,301,025

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$237,610,000	$950,247,596	(a)	$—	$—	$—	$1,187,857,596	1,187,858	$104,640	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® TIPS Bond ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$26,932,432,972	$—	$26,932,432,972
Money Market Funds	1,187,857,596	—	—	1,187,857,596
	$1,187,857,596	$26,932,432,972	$—	$28,120,290,568

2